Main items related to operating activities - Accounts receivable and other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Main items related to operating activities
Accounts receivable	$ 18,559	$ 19,281	$ 23,442
Recoverable taxes	4,140	4,289	4,078
Other operating receivables	13,932	16,846	14,952
Prepaid expenses	2,260	2,481	1,731
Other debtors	105	71	60
Other current assets	20,437	23,687	20,821
Gross value/Cost
Main items related to operating activities
Accounts receivable	19,458	20,183	24,334
Recoverable taxes	4,144	4,295	4,085
Other operating receivables	14,224	17,094	15,218
Prepaid expenses	2,260	2,481	1,731
Other debtors	105	71	60
Other current assets	20,733	23,941	21,094
Valuation allowance
Main items related to operating activities
Accounts receivable	(899)	(902)	(892)
Recoverable taxes	(4)	(6)	(7)
Other operating receivables	(292)	(248)	(266)
Other current assets	$ (296)	$ (254)	$ (273)